Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Combined Selected Information of the Statements of Operations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Revenues	$ 15,577	$ 14,379	$ 12,669
Operating earnings	1,094	1,637	(471)
Income before income tax	770	954	(1,310)
Net income	885	778	(1,446)
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Revenues	2,319	1,801	1,759
Operating earnings	398	312	296
Income before income tax	268	219	175
Net income	$ 186	$ 153	$ 128